Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	$ 388	$ 946
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	19,697	5,108
Total financial liabilities	0
Fair Value, Recurring | Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market accounts, included in cash and cash equivalents	19,697	5,108
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	388	946
Total financial liabilities	(29)
Fair Value, Recurring | Level 2 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market accounts, included in cash and cash equivalents	0	0
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	0	0
Total financial liabilities	0
Fair Value, Recurring | Level 3 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market accounts, included in cash and cash equivalents	0	0
Fair Value, Recurring | Derivatives designated as hedging instruments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	0	0
Foreign currency contracts designated as hedge instruments, included in other payables and accrued expenses	0
Fair Value, Recurring | Derivatives designated as hedging instruments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	388	946
Foreign currency contracts designated as hedge instruments, included in other payables and accrued expenses	(29)
Fair Value, Recurring | Derivatives designated as hedging instruments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	0	$ 0
Foreign currency contracts designated as hedge instruments, included in other payables and accrued expenses	$ 0